UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10223

Voya Senior Income Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd. Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Senior Income Fund

The schedules are not audited.

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 146.0%
		Aerospace & Defense: 1.5%
	498,750	KBR, Inc. Term Loan B, 6.095%, (US0001M + 3.750%), 04/25/25	$499,373	0.1
	3,648,175	Maxar Technologies Ltd. Term Loan B, 5.148%, (US0003M + 2.750%), 10/04/24	3,474,887	1.0
	283,503	TransDigm, Inc. 2018 Term Loan E, 4.845%, (US0001M + 2.500%), 05/30/25	276,792	0.1
	401,800	TransDigm, Inc. 2018 Term Loan F, 4.845%, (US0001M + 2.500%), 06/09/23	393,840	0.1
	546,241	TransDigm, Inc. 2018 Term Loan G, 4.845%, (US0001M + 2.500%), 08/22/24	533,219	0.2
			5,178,111	1.5

		Auto Components: 0.5%
	1,831,236	Broadstreet Partners, Inc. 2018 Term Loan B, 5.595%, (US0001M + 3.250%), 11/08/23	1,815,213	0.5

		Automotive: 4.9%
	2,275,257	Bright Bidco B.V. 2018 Term Loan B, 5.873%, (US0003M + 3.500%), 06/30/24	2,093,237	0.6
	1,435,846	Dealer Tire, LLC 2017 Term Loan B, 5.653%, (US0001M + 3.250%), 12/22/21	1,434,949	0.4
	2,228,163	Dynacast International LLC Term Loan B2, 5.636%, (US0003M + 3.250%), 01/28/22	2,208,611	0.6
EUR	985,050	Gates Global LLC 2017 EUR Repriced Term Loan B, 3.000%, (EUR003M + 3.000%), 04/01/24	1,109,947	0.3
	2,976,082	Gates Global LLC 2017 USD Repriced Term Loan B, 5.095%, (US0001M + 2.750%), 04/01/24	2,931,131	0.8
	560,000	Holley Purchaser, Inc. Term Loan B, 7.508%, (US0003M + 5.000%), 10/24/25	551,600	0.2
	528,675	L&W, Inc. 2018 Term Loan B, 6.315%, (US0001M + 4.000%), 05/22/25	529,997	0.1
	1,685,365	Mavis Tire Express Services Corp. 2018 1st Lien Term Loan, 5.556%, (US0001M + 3.250%), 03/20/25	1,668,512	0.5

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Automotive: (continued)
271,091	(1)	Mavis Tire Express Services Corp. 2018 Delayed Draw Term Loan, 5.556%, (US0001M + 3.250%), 03/20/25	$268,380	0.1
844,005		Superior Industries International, Inc. 2018 1st Lien Term Loan B, 6.345%, (US0001M + 4.000%), 05/22/24	847,170	0.2
1,420,000		Tenneco, Inc. 2018 Term Loan B, 5.095%, (US0001M + 2.750%), 10/01/25	1,392,487	0.4
1,678,750		Truck Hero, Inc. 1st Lien Term Loan, 6.065%, (US0001M + 3.750%), 04/21/24	1,657,242	0.5
565,000		Truck Hero, Inc. 2nd Lien Term Loan, 10.565%, (US0001M + 8.250%), 04/21/25	567,825	0.2
			17,261,088	4.9

		Beverage & Tobacco: 0.3%
930,000		Refresco Group BV USD Term Loan B3, 5.866%, (US0003M + 3.250%), 03/28/25	917,213	0.3

		Brokers, Dealers & Invetesment Houses: 0.6%
1,080,159		Capital Automotive L.P. 2017 2nd Lien Term Loan, 8.350%, (US0001M + 6.000%), 03/24/25	1,087,360	0.3
860,000		Forest City Enterprises, L.P. Term Loan B, 6.736%, (US0003M + 4.000%), 10/24/25	862,150	0.3
			1,949,510	0.6

		Building & Development: 3.8%
727,650		Core & Main LP 2017 Term Loan B, 5.526%, (US0003M + 3.000%), 08/01/24	721,738	0.2
435,000		Foundation Building Materials Holding Company LLC 2018 Term Loan B, 5.557%, (US0001M + 3.250%), 08/13/25	428,475	0.1
1,384,297		GYP Holdings III Corp. 2018 Term Loan B, 5.095%, (US0001M + 2.750%), 06/01/25	1,337,577	0.4
761,438		Henry Company LLC Term Loan B, 6.345%, (US0001M + 4.000%), 10/05/23	760,486	0.2
774,739		Interior Logic Group, Inc. 2018 Term Loan B, 6.391%, (US0002M + 4.000%), 05/30/25	771,833	0.2

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Building & Development: (continued)
	586,740	MX Holdings US, Inc. Term Loan B1B, 5.345%, (US0001M + 3.000%), 07/31/25	$586,006	0.2
	2,024,925	Ply Gem Midco, Inc. 2018 Term Loan, 6.175%, (US0003M + 3.750%), 04/12/25	1,985,271	0.6
	1,028,798	Quikrete Holdings Inc Term Loan, 5.095%, (US0001M + 2.750%), 11/15/23	1,010,427	0.3
	273,625	SMG Holdings Inc. 2017 1st Lien Term Loan, 5.345%, (US0001M + 3.000%), 01/23/25	270,889	0.1
	1,561,088	SRS Distribution Inc. 2018 1st Lien Term Loan, 5.595%, (US0001M + 3.250%), 05/23/25	1,507,750	0.4
	1,040,368	Werner FinCo LP 2017 Term Loan, 6.299%, (US0001M + 4.000%), 07/24/24	1,009,157	0.3
	1,645,792	Wilsonart LLC 2017 Term Loan B, 5.640%, (US0003M + 3.250%), 12/19/23	1,625,733	0.5
EUR	959,793	Xella International GmbH 2017 EUR Term Loan B, 4.000%, (EUR003M + 4.000%), 04/11/24	1,083,639	0.3
			13,098,981	3.8

		Business Equipment & Services: 20.9%
	427,649	24-7 Intouch Inc 2018 Term Loan, 6.565%, (US0001M + 4.250%), 08/20/25	416,958	0.1
	860,712	Acosta Holdco, Inc. 2015 Term Loan, 5.595%, (US0001M + 3.250%), 09/26/21	600,347	0.2
	1,058,297	Advantage Sales & Marketing, Inc. 2014 1st Lien Term Loan, 5.595%, (US0001M + 3.250%), 07/23/21	964,043	0.3
	1,041,200	AlixPartners, LLP 2017 Term Loan B, 5.095%, (US0001M + 2.750%), 04/04/24	1,033,174	0.3
	1,196,111	Allflex Holdings III, Inc. New 1st Lien Term Loan, 5.699%, (US0003M + 3.250%), 07/20/20	1,194,802	0.3
	200,000	Allied Universal Holdco LLC Incremental Term Loan, 6.641%, (US0002M + 4.250%), 07/28/22	198,250	0.1
	770,000	Array Canada Inc. Term Loan B, 7.386%, (US0003M + 5.000%), 02/10/23	744,975	0.2

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Business Equipment & Services: (continued)
	980,100	Ascend Learning, LLC 2017 Term Loan B, 5.345%, (US0001M + 3.000%), 07/12/24	$973,055	0.3
EUR	1,000,000	Assystem SA EUR Term Loan, 4.250%, (EUR001W + 4.250%), 09/27/24	1,131,747	0.3
	647,989	Big Ass Fans, LLC 2018 Term Loan, 6.136%, (US0003M + 3.750%), 05/21/24	647,044	0.2
EUR	1,000,000	Blitz F18-675 GmbH 2018 EUR Term Loan B2, 3.750%, (EUR003M + 3.750%), 07/31/25	1,134,930	0.3
	1,016,383	Camelot UK Holdco Limited 2017 Repriced Term Loan, 5.595%, (US0001M + 3.250%), 10/03/23	1,006,601	0.3
	711,000	Colorado Buyer Inc Term Loan B, 5.320%, (US0001M + 3.000%), 05/01/24	701,668	0.2
	442,960	Convergint Technologies LLC 2018 1st Lien Term Loan, 5.345%, (US0001M + 3.000%), 02/03/25	437,423	0.1
	946,723	DTI Holdco, Inc. 2018 Term Loan B, 7.276%, (US0003M + 4.750%), 09/30/23	895,837	0.3
	1,950,396	EIG Investors Corp. 2018 1st Lien Term Loan, 6.434%, (US0003M + 3.750%), 02/09/23	1,947,653	0.6
	324,548	Element Materials Technology Group US Holdings Inc 2017 USD Term Loan B, 5.845%, (US0001M + 3.500%), 06/28/24	324,548	0.1
	873,400	Engineered Machinery Holdings, Inc. USD 1st Lien Term Loan, 5.636%, (US0003M + 3.250%), 07/19/24	855,386	0.2
	1,385,292	EVO Payments International LLC 2018 1st Lien Term Loan, 5.600%, (US0001M + 3.250%), 12/22/23	1,384,426	0.4
	5,705,000	Financial & Risk US Holdings, Inc. 2018 USD Term Loan, 6.095%, (US0001M + 3.750%), 10/01/25	5,568,913	1.6
EUR	988,298	Foncia Groupe 2016 EUR Term Loan B, 3.250%, (EUR003M + 3.250%), 09/07/23	1,118,014	0.3
	552,569	Garda World Security Corporation 2017 Term Loan, 5.821%, (US0003M + 3.500%), 05/24/24	551,187	0.2

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Business Equipment & Services: (continued)
	626,850	GreenSky Holdings, LLC 2018 Term Loan B, 5.595%, (US0001M + 3.250%), 03/31/25	$624,499	0.2
EUR	990,000	GTCR Valor Companies, Inc. EUR 2017 Term Loan B1, 3.000%, (EUR003M + 3.000%), 06/20/23	1,124,107	0.3
EUR	683,210	ION Trading Technologies S.a.r.l. EUR Incremental Term Loan B, 4.250%, (EUR003M + 3.250%), 11/21/24	763,933	0.2
	129,673	ION Trading Technologies S.a.r.l. USD Incremental Term Loan B, 6.386%, (US0003M + 4.000%), 11/21/24	128,052	0.0
	1,976,440	IQOR US Inc. 2nd Lien Term Loan, 11.148%, (US0003M + 8.750%), 04/01/22	1,495,507	0.4
	3,000,932	IQOR US Inc. Term Loan B, 7.398%, (US0003M + 5.000%), 04/01/21	2,823,376	0.8
	3,263,915	KUEHG Corp. 2018 Incremental Term Loan, 6.136%, (US0003M + 3.750%), 02/21/25	3,254,006	0.9
	815,900	Learning Care Group, Inc. 2018 1st Lien Term Loan, 5.561%, (US0001W + 3.250%), 03/13/25	812,671	0.2
	605,000	Learning Care Group, Inc. 2018 2nd Lien Term Loan, 9.806%, (US0001M + 7.500%), 03/13/26	608,025	0.2
	550,000	Misys (Finastra) TL 2nd Lien USD, 9.636%, (US0003M + 7.250%), 06/13/25	528,550	0.1
	2,214,969	Misys (Finastra) TL B USD, 5.886%, (US0003M + 3.500%), 06/13/24	2,152,673	0.6
	1,935,475	NeuStar, Inc. 2018 Term Loan B4, 5.845%, (US0001M + 3.500%), 08/08/24	1,915,516	0.5
	219,939	NeuStar, Inc. 2nd Lien Term Loan, 10.345%, (US0001M + 8.000%), 08/08/25	217,190	0.1
	2,592,411	NVA Holdings, Inc. Term Loan B3, 5.095%, (US0001M + 2.750%), 02/02/25	2,529,221	0.7
	465,000	Peak 10, Inc. 2017 2nd Lien Term Loan, 9.791%, (US0003M + 7.250%), 08/01/25	450,759	0.1
	2,122,335	PI US MergerCo, Inc. USD 2017 1st Lien Term Loan, 5.845%, (US0001M + 3.500%), 12/20/24	2,087,847	0.6

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Business Equipment & Services: (continued)
1,505,551	Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan, 5.345%, (US0001M + 3.000%), 05/01/25	$1,498,024	0.4
100,000	Pre-Paid Legal Services, Inc. 2018 2nd Lien Term Loan, 9.845%, (US0001M + 7.500%), 05/01/26	100,000	0.0
239,400	PricewaterhouseCoopers LLP 2018 Term Loan, 5.595%, (US0001M + 3.250%), 05/01/25	237,604	0.1
283,575	Prometric Holdings, Inc. 1st Lien Term Loan, 5.350%, (US0001M + 3.000%), 01/29/25	281,803	0.1
2,710,002	Red Ventures, LLC 2018 Term Loan B, 5.315%, (US0003M + 3.000%), 11/08/24	2,697,905	0.8
115,000	Renaissance Holding Corp. 2018 2nd Lien Term Loan, 9.345%, (US0001M + 7.000%), 05/29/26	112,413	0.0
653,363	Renaissance Learning, Inc. 2018 Add On Term Loan, 5.595%, (US0001M + 3.250%), 05/30/25	645,195	0.2
878,363	Research Now Group, Inc. 2017 1st Lien Term Loan, 7.845%, (US0001M + 5.500%), 12/20/24	876,716	0.2
705,000	Sandvine Corporation 2018 1st Lien Term Loan, 6.807%, (US0001M + 4.500%), 11/02/25	704,119	0.2
1,292,243	Solera Holdings, Inc. USD Term Loan B, 5.095%, (US0001M + 2.750%), 03/03/23	1,277,100	0.4
1,895,562	Spin Holdco Inc. 2017 Term Loan B, 5.686%, (US0003M + 3.250%), 11/14/22	1,864,759	0.5
1,475,000	SSH Group Holdings, Inc. 2018 1st Lien Term Loan, 6.770%, (US0003M + 4.250%), 07/30/25	1,463,938	0.4
1,989,900	Staples, Inc. 2017 Term Loan B, 6.541%, (US0003M + 4.000%), 09/12/24	1,961,651	0.6
1,029,719	Stiphout Finance LLC USD 1st Lien Term Loan, 5.345%, (US0001M + 3.000%), 10/26/22	1,040,017	0.3
777,333	SurveyMonkey Inc. 2018 Term Loan B, 6.100%, (US0001M + 3.750%), 04/13/24	775,390	0.2
356,438	TMK Hawk Parent Corp. 2017 1st Lien Term Loan, 5.850%, (US0001M + 3.500%), 08/28/24	338,320	0.1

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Business Equipment & Services: (continued)
	217,800	USS Ultimate Holdings, Inc. 1st Lien Term Loan, 6.095%, (US0001M + 3.750%), 08/25/24	$217,119	0.1
	1,605,000	Verifone Systems, Inc. 2018 1st Lien Term Loan, 6.645%, (US0003M + 4.000%), 08/20/25	1,593,966	0.5
	215,000	Verifone Systems, Inc. 2018 2nd Lien Term Loan, 10.645%, (US0003M + 8.000%), 08/20/26	213,656	0.1
EUR	2,195,000	Verisure Holding AB EUR Term Loan B1E, 3.000%, (EUR003M + 3.000%), 10/20/22	2,458,336	0.7
	1,355,694	Verra Mobility Corporation 2018 1st Lien Term Loan, 6.095%, (US0001M + 3.750%), 02/28/25	1,358,447	0.4
	1,475,000	Verscend Holding Corp. 2018 Term Loan B, 6.845%, (US0001M + 4.500%), 08/27/25	1,469,929	0.4
	2,932,838	West Corporation 2017 Term Loan, 6.526%, (US0003M + 4.000%), 10/10/24	2,898,696	0.8
	633,413	West Corporation 2018 Term Loan B1, 6.026%, (US0003M + 3.500%), 10/10/24	618,821	0.2
	1,070,000	Yak Access, LLC 2018 1st Lien Term Loan B, 7.318%, (US0001M + 5.000%), 07/02/25	984,400	0.3
	240,000	Yak Access, LLC 2018 2nd Lien Term Loan B, 12.318%, (US0001M + 10.000%), 06/13/26	220,800	0.1
			73,256,037	20.9

		Cable & Satellite Television: 1.9%
EUR	985,000	Numericable Group SA EUR Term Loan B11, 3.000%, (EUR003M + 3.000%), 07/31/25	1,082,827	0.3
	837,250	Numericable Group SA USD Term Loan B11, 5.095%, (US0001M + 2.750%), 07/31/25	784,399	0.2
	3,754,450	Radiate Holdco, LLC 1st Lien Term Loan, 5.345%, (US0001M + 3.000%), 02/01/24	3,688,747	1.1
	933,857	WideOpenWest Finance LLC 2017 Term Loan B, 5.553%, (US0001M + 3.250%), 08/18/23	888,040	0.3
			6,444,013	1.9

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Chemicals & Plastics: 6.0%
EUR	685,990	Allnex (Luxembourg) & Cy S.C.A. 2016 EUR Term Loan B1, 3.250%, (EUR003M + 3.250%), 09/13/23	$773,697	0.2
	689,783	Allnex (Luxembourg) & Cy S.C.A. 2016 USD Term Loan B2, 5.955%, (US0003M + 3.250%), 09/13/23	687,196	0.2
	519,675	Allnex USA, Inc. USD Term Loan B3, 5.955%, (US0003M + 3.250%), 09/13/23	517,727	0.1
	1,199,036	Alpha 3 B.V. 2017 Term Loan B1, 5.386%, (US0003M + 3.000%), 01/31/24	1,191,542	0.3
	2,659,950	Avantor, Inc. 2017 1st Lien Term Loan, 6.072%, (US0001M + 3.750%), 11/21/24	2,661,197	0.8
EUR	992,500	Avantor, Inc. EUR 2017 1st Lien Term Loan, 3.750%, (EUR001M + 3.750%), 11/21/24	1,125,716	0.3
	952,613	Composite Resins Holding B.V. 2018 Term Loan B, 6.832%, (US0003M + 4.250%), 08/01/25	945,468	0.3
EUR	992,500	Diamond (BC) B.V. EUR Term Loan, 3.250%, (EUR003M + 3.250%), 09/06/24	1,096,455	0.3
	1,249,338	Diamond (BC) B.V. USD Term Loan, 5.526%, (US0003M + 3.000%), 09/06/24	1,218,104	0.4
	1,171,601	Emerald Performance Materials, LLC New 1st Lien Term Loan, 5.845%, (US0001M + 3.500%), 08/01/21	1,166,231	0.3
	1,106,320	Encapsys, LLC 1st Lien Term Loan, 5.595%, (US0001M + 3.250%), 11/07/24	1,095,257	0.3
EUR	1,000,000	Klockner-Pentaplast of America, Inc. EUR 2017 Term Loan B1, 4.750%, (EUR003M + 4.750%), 06/30/22	992,946	0.3
	1,454,567	MacDermid, Inc. USD Term Loan B6, 5.345%, (US0001M + 3.000%), 06/07/23	1,457,901	0.4
	1,631,587	Plaskolite, Inc. 1st Lien Term Loan, 5.845%, (US0001M + 3.500%), 11/03/22	1,629,548	0.5

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Chemicals & Plastics: (continued)
	1,040,000	Platform Specialty Products Corporation Term Loan, 4.986%, (US0003M + 2.250%), 11/15/25	$1,031,550	0.3
	760,000	Schenectady International Group Inc. 2018 1st Lien Term Loan, 7.186%, (US0003M + 4.750%), 10/15/25	752,400	0.2
	773,063	Solenis International, LP 2018 1st Lien Term Loan, 6.706%, (US0003M + 4.000%), 12/26/23	765,815	0.2
	950,000	Starfruit Finco B.V 2018 USD Term Loan B, 5.549%, (US0001M + 3.250%), 10/01/25	938,267	0.3
	321,055	Tronox Blocked Borrower LLC Term Loan B, 5.345%, (US0001M + 3.000%), 09/23/24	318,346	0.1
	740,895	Tronox Finance LLC Term Loan B, 5.345%, (US0001M + 3.000%), 09/23/24	734,644	0.2
			21,100,007	6.0

		Clothing/Textiles: 0.4%
	1,454,016	Varsity Brands, Inc. 2017 Term Loan B, 5.845%, (US0001M + 3.500%), 12/15/24	1,450,987	0.4

		Containers & Glass Products: 5.1%
EUR	1,000,000	Albea Beauty Holdings S.A 2018 EUR Term Loan, 3.000%, (EUR006M + 3.000%), 04/22/24	1,127,147	0.3
	79,600	Albea Beauty Holdings S.A 2018 USD Term Loan B2, 5.634%, (US0006M + 2.750%), 04/22/24	78,903	0.0
	817,950	Ball Metalpack, LLC 2018 1st Lien Term Loan B, 6.845%, (US0001M + 4.500%), 07/24/25	816,928	0.2
	1,599,052	BWAY Holding Company 2017 Term Loan B, 5.658%, (US0003M + 3.250%), 04/03/24	1,559,742	0.4
	495,009	Consolidated Container Company LLC 2017 1st Lien Term Loan, 5.095%, (US0001M + 2.750%), 05/22/24	490,369	0.1
	1,419,385	Flex Acquisition Company, Inc. 1st Lien Term Loan, 5.299%, (US0001M + 3.000%), 12/29/23	1,391,707	0.4
	1,980,038	Flex Acquisition Company, Inc. 2018 Incremental Term Loan, 5.549%, (US0001M + 3.250%), 06/29/25	1,953,802	0.6

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Containers & Glass Products: (continued)
EUR	1,854,545	Horizon Holdings III SAS EUR Term Loan B4, 2.750%, (EUR001M + 2.750%), 10/29/22	$2,080,974	0.6
	907,725	Pelican Products, Inc. 2018 1st Lien Term Loan, 5.814%, (US0001M + 3.500%), 05/01/25	901,484	0.3
	105,000	Pelican Products, Inc. 2018 2nd Lien Term Loan, 10.064%, (US0001M + 7.750%), 05/01/26	105,787	0.0
	617,323	Proampac PG Borrower LLC First Lien Term Loan, 5.984%, (US0003M + 3.500%), 11/18/23	609,606	0.2
	245,000	Proampac PG Borrower LLC Second Lien Term Loan, 11.145%, (US0003M + 8.500%), 11/18/24	241,325	0.1
	2,068,442	Reynolds Group Holdings Inc. USD 2017 Term Loan, 5.095%, (US0001M + 2.750%), 02/05/23	2,052,745	0.6
	1,483,786	Ring Container Technologies Group, LLC 1st Lien Term Loan, 5.095%, (US0001M + 2.750%), 10/31/24	1,468,948	0.4
	955,028	Titan Acquisition Limited 2018 Term Loan B, 5.345%, (US0001M + 3.000%), 03/28/25	897,428	0.3
	1,294,654	TricorBraun Holdings, Inc First Lien Term Loan, 6.136%, (US0003M + 3.750%), 11/30/23	1,291,418	0.4
	130,454	TricorBraun Holdings, Inc. 1st Lien Delayed Draw Term Loan, 6.103%, (US0003M + 3.750%), 11/30/23	130,128	0.0
	610,661	Trident TPI Holdings, Inc. 2017 USD Term Loan B1, 5.595%, (US0001M + 3.250%), 10/17/24	603,028	0.2
			17,801,469	5.1

		Cosmetics/Toiletries: 0.8%
	1,065,000	Anastasia Parent, LLC 2018 Term Loan B, 6.068%, (US0001M + 3.750%), 08/11/25	1,050,800	0.3
	965,081	Rodan & Fields, LLC 2018 Term Loan B, 6.307%, (US0001M + 4.000%), 06/06/25	878,224	0.3
	849,272	Wellness Merger Sub, Inc. 1st Lien Term Loan, 6.957%, (US0003M + 4.250%), 06/30/24	838,125	0.2
			2,767,149	0.8

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Diversified Financial Services: 0.1%
	459,333	Blucora, Inc. 2017 Term Loan B, 5.345%, (US0001M + 3.000%), 05/22/24	$459,716	0.1

		Drugs: 2.1%
	1,925,983	Alvogen Pharma US, Inc. 2018 Term Loan B, 7.090%, (US0001M + 4.750%), 04/02/22	1,903,112	0.5
	1,775,139	Amneal Pharmaceuticals LLC 2018 Term Loan B, 5.875%, (US0001M + 3.500%), 05/04/25	1,774,020	0.5
	1,824,400	Endo Luxembourg Finance Company I S.a r.l. 2017 Term Loan B, 6.625%, (US0001M + 4.250%), 04/29/24	1,823,023	0.5
	577,430	Horizon Pharma, Inc. 2018 Term Loan B, 5.375%, (US0001M + 3.000%), 03/29/24	574,363	0.2
EUR	167,857	Nidda Healthcare Holding AG EUR Delayed Draw Term Loan B2, 3.500%, (EUR003M + 3.500%), 08/21/24	185,953	0.1
EUR	289,724	Nidda Healthcare Holding AG EUR Term Loan B1, 3.500%, (EUR003M + 3.500%), 08/21/24	320,958	0.1
EUR	542,419	Nidda Healthcare Holding AG EUR Term Loan C, 3.500%, (EUR003M + 3.500%), 08/21/24	601,024	0.2
			7,182,453	2.1

		Ecological Services & Equipment: 1.0%
	1,704,809	4L Holdings, LLC 1st Lien Term Loan, 6.849%, (US0001M + 4.500%), 05/08/20	1,660,058	0.5
	1,640,000	GFL Environmental Inc. 2018 USD Term Loan B, 5.736%, (US0003M + 3.000%), 05/30/25	1,602,075	0.4
	233,825	Gopher Resource, LLC 1st Lien Term Loan, 5.595%, (US0001M + 3.250%), 03/06/25	234,117	0.1
			3,496,250	1.0

		Electronics/Electrical: 18.5%
	442,775	ABC Financial Services, Inc. 1st Lien Term Loan, 6.565%, (US0001M + 4.250%), 01/02/25	444,435	0.1
	719,774	Aptean, Inc. 2017 1st Lien Term Loan, 6.640%, (US0003M + 4.250%), 12/20/22	719,324	0.2

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Electronics/Electrical: (continued)
	925,668	ASG Technologies Group, Inc. 2018 Term Loan, 5.845%, (US0001M + 3.500%), 07/31/24	$918,339	0.3
EUR	457,637	Avast Software B.V. 2018 EUR Term Loan B, 2.750%, (EUR003M + 2.750%), 09/30/23	519,224	0.2
	1,582,050	Barracuda Networks, Inc. 1st Lien Term Loan, 5.553%, (US0001M + 3.250%), 02/12/25	1,569,196	0.5
	140,000	Barracuda Networks, Inc. 2nd Lien Term Loan, 9.553%, (US0001M + 7.250%), 02/12/26	141,167	0.0
EUR	1,200,000	BMC Software Finance, Inc. 2018 EUR Term Loan B, 4.750%, (EUR003M + 4.750%), 10/02/25	1,361,634	0.4
	3,285,000	BMC Software Finance, Inc. 2018 USD Term Loan B, 6.648%, (US0003M + 4.250%), 10/02/25	3,251,217	0.9
	285,000	Bomgar Corporation 1st Lien Term Loan, 6.386%, (US0003M + 4.000%), 04/18/25	283,575	0.1
	815,000	Cohu, Inc. 2018 Term Loan B, 5.396%, (US0003M + 3.000%), 09/20/25	802,775	0.2
	515,000	Compuware Corporation 2018 Term Loan B, 5.815%, (US0001M + 3.500%), 08/22/25	515,107	0.2
	760,000	Dynatrace LLC 2018 1st Lien Term Loan, 5.595%, (US0001M + 3.250%), 08/22/25	757,625	0.2
	91,176	Dynatrace LLC 2018 2nd Lien Term Loan, 9.345%, (US0001M + 7.000%), 08/21/26	91,784	0.0
	785,000	EagleView Technology Corporation 2018 Add On Term Loan B, 5.807%, (US0001M + 3.500%), 08/14/25	777,641	0.2
	264,338	Electrical Components International, Inc. 2018 1st Lien Term Loan, 6.636%, (US0003M + 4.250%), 06/26/25	266,981	0.1
	2,594,568	Epicor Software Corporation 1st Lien Term Loan, 5.600%, (US0001M + 3.250%), 06/01/22	2,565,919	0.7
	658,350	Exact Merger Sub LLC 1st Lien Term Loan, 6.636%, (US0003M + 4.250%), 09/27/24	658,761	0.2

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Electronics/Electrical: (continued)
EUR	982,600	Greeneden U.S. Holdings II, LLC 2018 EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 12/01/23	$1,113,792	0.3
	1,004,727	Greeneden U.S. Holdings II, LLC 2018 USD Term Loan B, 5.595%, (US0001M + 3.250%), 12/01/23	996,689	0.3
	100,000	Hyland Software, Inc. 2017 2nd Lien Term Loan, 9.345%, (US0001M + 7.000%), 07/07/25	100,000	0.0
	2,280,188	Hyland Software, Inc. 2018 Term Loan 3, 5.845%, (US0001M + 3.500%), 07/01/24	2,269,738	0.7
	455,000	Imperva, Inc. 2nd Lien Term Loan, 10.486%, (US0003M + 7.750%), 11/20/26	456,706	0.1
	920,000	Imperva, Inc. Term Loan, 6.736%, (US0003M + 4.000%), 11/07/25	916,550	0.3
	1,861,695	Informatica Corporation 2018 USD Term Loan, 5.595%, (US0001M + 3.250%), 08/05/22	1,859,368	0.5
	3,270,428	Kronos Incorporated 2017 Term Loan B, 5.541%, (US0003M + 3.000%), 11/01/23	3,235,493	0.9
	283,541	MA FinanceCo., LLC USD Term Loan B3, 4.845%, (US0001M + 2.500%), 06/21/24	278,579	0.1
	398,750	McAfee, LLC 2017 2nd Lien Term Loan, 10.849%, (US0001M + 8.500%), 09/29/25	403,934	0.1
	3,181,348	McAfee, LLC 2018 USD Term Loan B, 6.099%, (US0001M + 3.750%), 09/30/24	3,181,348	0.9
	2,351,250	MH Sub I, LLC 2017 1st Lien Term Loan, 6.056%, (US0001M + 3.750%), 09/13/24	2,333,616	0.7
	810,000	MH Sub I, LLC 2017 2nd Lien Term Loan, 9.806%, (US0001M + 7.500%), 09/15/25	807,975	0.2
	415,000	Navex TopCo, Inc. 2018 1st Lien Term Loan, 5.600%, (US0001M + 3.250%), 09/05/25	411,109	0.1
	100,000	Navex TopCo, Inc. 2018 2nd Lien Term Loan, 9.350%, (US0001M + 7.000%), 09/05/26	99,875	0.0
	498,693	Optiv Security, Inc. 1st Lien Term Loan, 5.595%, (US0001M + 3.250%), 02/01/24	477,083	0.1

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Electronics/Electrical: (continued)
	1,620,000	PowerSchool 2018 Term Loan B, 5.564%, (US0001M + 3.250%), 08/01/25	$1,597,725	0.5
	2,460,000	Quest Software US Holdings Inc. 2018 1st Lien Term Loan, 6.777%, (US0003M + 4.250%), 05/16/25	2,462,307	0.7
	750,000	Quest Software US Holdings Inc. 2018 2nd Lien Term Loan, 10.777%, (US0003M + 8.250%), 05/16/26	746,250	0.2
	3,548,584	Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 5.581%, (US0003M + 3.000%), 11/03/23	3,289,538	0.9
	3,042,842	Riverbed Technology, Inc. 2016 Term Loan, 5.600%, (US0001M + 3.250%), 04/24/22	2,940,691	0.8
	390,000	Rocket Software, Inc. 2018 2nd Lien Term Loan, 10.597%, (US0001M + 8.250%), 11/20/26	388,294	0.1
	1,400,000	Rocket Software, Inc. 2018 Term Loan, 6.597%, (US0001M + 4.250%), 11/28/25	1,394,225	0.4
	2,407,125	RP Crown Parent LLC Term Loan B, 5.095%, (US0001M + 2.750%), 10/12/23	2,373,023	0.7
	1,914,822	Seattle Spinco, Inc. USD Term Loan B3, 4.845%, (US0001M + 2.500%), 06/21/24	1,881,910	0.5
EUR	1,000,000	SGB-SMIT Management GmbH EUR Term Loan B, 4.000%, (EUR006M + 4.000%), 07/18/24	956,625	0.3
	3,024,524	SkillSoft Corporation 1st Lien Term Loan, 7.095%, (US0001M + 4.750%), 04/28/21	2,771,220	0.8
	2,818,700	SolarWinds Holdings, Inc. 2018 Term Loan B, 5.095%, (US0001M + 2.750%), 02/05/24	2,811,301	0.8
	640,000	SonicWALL, Inc. 1st Lien Term Loan, 6.145%, (US0003M + 3.500%), 05/16/25	635,200	0.2
	265,000	SonicWALL, Inc. 2nd Lien Term Loan, 10.145%, (US0003M + 7.500%), 05/18/26	262,847	0.1
	910,000	TriTech Software Systems 2018 Term Loan B, 6.095%, (US0001M + 3.750%), 08/29/25	904,029	0.3

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Electronics/Electrical: (continued)
744,204	TTM Technologies, Inc. 2017 Term Loan, 4.799%, (US0001M + 2.500%), 09/28/24	$725,599	0.2
2,108,916	Veritas Bermuda Ltd. USD Repriced Term Loan B, 6.855%, (US0001M + 4.500%), 01/27/23	1,902,919	0.6
385,595	Web.com Group, Inc. 2018 2nd Lien Term Loan, 10.170%, (US0003M + 7.750%), 10/09/26	384,631	0.1
805,000	Web.com Group, Inc. 2018 Term Loan B, 6.170%, (US0003M + 3.750%), 10/10/25	798,963	0.2
1,070,333	Xperi Corporation 2018 Term Loan B1, 4.845%, (US0001M + 2.500%), 12/01/23	1,056,285	0.3
		64,870,141	18.5

	Entertainment: 0.5%
1,753,051	Twin River Management Group, Inc. Term Loan, 5.837%, (US0001M + 3.500%), 07/10/20	1,748,669	0.5

	Financial Intermediaries: 2.5%
345,000	Advisor Group, Inc. 2018 Term Loan, 6.053%, (US0001M + 3.750%), 08/15/25	345,216	0.1
718,200	Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 5.386%, (US0003M + 3.000%), 06/15/25	711,377	0.2
1,050,000	DTZ U.S. Borrower LLC 2018 Add On Term Loan B, 5.595%, (US0001M + 3.250%), 08/21/25	1,035,886	0.3
1,812,147	Duff & Phelps Corporation 2017 Term Loan B, 5.595%, (US0001M + 3.250%), 02/13/25	1,794,931	0.5
1,960,000	Edelman Financial Center, LLC 2018 1st Lien Term Loan, 5.686%, (US0003M + 3.250%), 07/21/25	1,946,035	0.5
255,000	Edelman Financial Center, LLC 2018 2nd Lien Term Loan, 9.186%, (US0003M + 6.750%), 07/20/26	252,450	0.1
2,305,000	First Eagle Investment Management, LLC 2018 Term Loan B, 5.141%, (US0003M + 2.750%), 12/26/24	2,309,322	0.7

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Financial Intermediaries: (continued)
	431,705	Priority Payment Systems LLC Term Loan, 7.350%, (US0001M + 5.000%), 01/03/23	$432,244	0.1
			8,827,461	2.5

		Food Products: 3.0%
	1,135,000	8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 6.049%, (US0001M + 3.750%), 10/01/25	1,135,945	0.3
	100,000	8th Avenue Food & Provisions, Inc. 2018 2nd Lien Term Loan, 10.049%, (US0001M + 7.750%), 09/20/26	100,000	0.0
	905,850	Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 5.817%, (US0001M + 3.500%), 07/07/24	910,379	0.3
	418,950	CH Guenther & Son, Incorporated 2018 Term Loan B, 5.095%, (US0001M + 2.750%), 03/31/25	414,226	0.1
	549,059	Del Monte Foods, Inc. 1st Lien Term Loan, 5.907%, (US0003M + 2.250%), 02/18/21	471,504	0.1
	2,913,425	IRB Holding Corp 1st Lien Term Loan, 5.568%, (US0001M + 3.250%), 02/05/25	2,888,236	0.8
	967,750	NPC International, Inc. 1st Lien Term Loan, 5.845%, (US0001M + 3.500%), 04/19/24	929,040	0.3
	327,500	NPC International, Inc. 2nd Lien Term Loan, 9.845%, (US0001M + 7.500%), 04/18/25	321,769	0.1
EUR	1,355,000	Sigma Bidco B.V. 2018 EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 07/02/25	1,516,099	0.4
	842,888	Sigma Bidco B.V. 2018 USD Term Loan B, 5.398%, (US0003M + 3.000%), 07/02/25	830,244	0.3
EUR	1,000,000	Valeo F1 Company Limited (Ireland) 2017 EUR Term Loan B, 3.750%, (EUR003M + 3.750%), 08/27/24	1,123,610	0.3
			10,641,052	3.0

		Food Service: 2.1%
	203,799	CEC Entertainment Concepts, L.P. Term Loan, 5.599%, (US0001M + 3.250%), 02/14/21	195,647	0.1

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Food Service: (continued)
523,688	Del Friscos Restaurant Group, Inc. 2018 Incremental Term Loan, 8.345%, (US0001M + 6.000%), 06/27/25	$500,122	0.1
982,538	Dhanani Group Inc. 2018 Term Loan B, 6.095%, (US0001M + 3.750%), 07/20/25	972,712	0.3
618,450	Flynn Restaurant Group LP 1st Lien Term Loan, 5.845%, (US0001M + 3.500%), 06/27/25	602,989	0.2
274,313	Fogo de Chao Churrascaria Holdings LLC 2018 Add On Term Loan, 6.595%, (US0001M + 4.250%), 04/05/25	274,312	0.1
2,256,615	Golden Nugget, Inc. 2017 Incremental Term Loan B, 5.231%, (US0003M + 2.750%), 10/04/23	2,229,818	0.6
1,037,400	Hearthside Food Solutions, LLC 2018 Term Loan B, 6.032%, (US0001M + 3.688%), 05/23/25	1,012,762	0.3
353,225	K-Mac Holdings Corp 2018 1st Lien Term Loan, 5.556%, (US0001M + 3.250%), 03/14/25	347,779	0.1
190,000	K-Mac Holdings Corp 2018 2nd Lien Term Loan, 9.056%, (US0001M + 6.750%), 03/16/26	189,525	0.1
845,750	Tacala, LLC 1st Lien Term Loan, 5.595%, (US0001M + 3.250%), 01/31/25	833,416	0.2
170,000	Tacala, LLC 2nd Lien Term Loan, 9.345%, (US0001M + 7.000%), 01/30/26	170,850	0.0
		7,329,932	2.1

	Food/Drug Retailers: 3.1%
1,681,479	Albertsons, LLC Term Loan B7, 5.445%, (US0003M + 3.000%), 11/17/25	1,646,449	0.5
1,979,950	Albertsons, LLC USD 2017 Term Loan B6, 5.691%, (US0003M + 3.000%), 06/22/23	1,947,776	0.5
853,869	Alphabet Holding Company, Inc. 2017 1st Lien Term Loan, 5.845%, (US0001M + 3.500%), 09/26/24	805,572	0.2
635,000	Alphabet Holding Company, Inc. 2017 2nd Lien Term Loan, 10.095%, (US0001M + 7.750%), 09/26/25	566,341	0.2

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Food/Drug Retailers: (continued)
EUR	1,000,000	CD&R Firefly Bidco Limited 2018 EUR Term Loan B2, 3.500%, (EUR003M + 3.500%), 06/23/25	$1,131,747	0.3
	1,323,350	EG Finco Limited 2018 USD Term Loan, 6.386%, (US0003M + 4.000%), 02/07/25	1,313,012	0.4
	258,700	EG Group Limited 2018 USD Term Loan B, 6.386%, (US0003M + 4.000%), 02/07/25	257,730	0.1
	2,145,562	Moran Foods LLC Term Loan, 8.345%, (US0001M + 6.000%), 12/05/23	1,169,331	0.3
	1,050,000	Smart & Final Stores LLC 1st Lien Term Loan, 5.845%, (US0001M + 3.500%), 11/15/22	1,001,438	0.3
	1,040,000	United Natural Foods, Inc. Term Loan B, 6.595%, (US0001M + 4.250%), 10/22/25	982,800	0.3
			10,822,196	3.1

		Forest Products: 0.4%
	1,480,075	Blount International Inc. 2018 Term Loan B, 6.095%, (US0001M + 3.750%), 04/12/23	1,482,850	0.4

		Health Care: 16.2%
	1,670,813	ADMI Corp. 2018 Term Loan B, 5.345%, (US0001M + 3.000%), 04/30/25	1,663,850	0.5
	803,058	Air Methods Corporation 2017 Term Loan B, 5.886%, (US0003M + 3.500%), 04/21/24	685,861	0.2
	350,000	Athletico Management, LLC Term Loan B, 5.799%, (US0003M + 3.500%), 10/31/25	351,750	0.1
	1,015,944	ATI Holdings Acquisition, Inc. 2016 Term Loan, 5.807%, (US0001M + 3.500%), 05/10/23	1,012,557	0.3
	2,991,752	Auris Luxembourg III S.a.r.l. 2017 USD Term Loan B7, 5.386%, (US0003M + 3.000%), 01/17/22	2,984,272	0.9
	710,000	Auris Luxembourg III S.a.r.l. 2018 USD Term Loan B, 6.486%, (US0003M + 3.750%), 07/20/25	709,409	0.2
	846,450	Carestream Dental Equiment, Inc 2017 1st Lien Term Loan B, 5.636%, (US0003M + 3.250%), 09/01/24	833,753	0.2

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited) (Continued)

Principal Amount†			Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
			Health Care: (continued)
	3,860,000		Change Healthcare Holdings LLC 2017 Term Loan B, 5.095%, (US0001M + 2.750%), 03/01/24	$3,817,953	1.1
	2,011,564		CHG Healthcare Services Inc. 2017 1st Lien Term Loan B, 5.461%, (US0003M + 3.000%), 06/07/23	2,004,775	0.6
EUR	1,000,000		Cidron Atrium SE 2018 EUR Term Loan B, 3.500%, (EUR006M + 3.500%), 04/16/25	1,134,930	0.3
	330,813		Commerce Merger Sub, Inc. 2017 1st Lien Term Loan, 5.636%, (US0003M + 3.250%), 06/28/24	325,437	0.1
	1,423,328		Concentra Inc. 2018 1st Lien Term Loan, 5.070%, (US0001M + 2.750%), 06/01/22	1,411,747	0.4
EUR	1,000,000		Constantin Investissement 4 EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 04/22/24	1,132,949	0.3
	167,733	(1)	DentalCorp Perfect Smile ULC 1st Lien Delayed Draw Term Loan, 6.095%, (US0001M + 3.750%), 06/06/25	167,838	0.1
	669,673		DentalCorp Perfect Smile ULC 1st Lien Term Loan, 6.095%, (US0001M + 3.750%), 06/06/25	670,092	0.2
	387,600		Diplomat Pharmacy, Inc. 2017 Term Loan B, 6.850%, (US0001M + 4.500%), 12/20/24	389,296	0.1
	5,240,000		Envision Healthcare Corporation 2018 1st Lien Term Loan, 6.095%, (US0001M + 3.750%), 10/10/25	5,042,190	1.4
	1,888,609		ExamWorks Group, Inc. 2017 Term Loan, 5.595%, (US0001M + 3.250%), 07/27/23	1,885,068	0.5
	1,858,895		Global Medical Response, Inc. 2018 Term Loan B1, 5.568%, (US0001M + 3.250%), 04/28/22	1,787,211	0.5
	865,000		GoodRx, Inc. 1st Lien Term Loan, 5.318%, (US0001M + 3.000%), 10/10/25	861,756	0.2
	862,475		Greenway Health, LLC 2017 1st Lien Term Loan, 6.140%, (US0003M + 3.750%), 02/14/24	859,241	0.2
	1,266,825		Inovalon Holdings, Inc. 2018 Term Loan B, 5.875%, (US0001M + 3.500%), 04/02/25	1,259,963	0.4

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Health Care: (continued)
651,738		Kinetic Concepts, Inc. 2017 USD Term Loan B, 5.636%, (US0003M + 3.250%), 02/02/24	$650,108	0.2
520,000		Lifescan Global Corporation 2018 1st Lien Term Loan, 8.396%, (US0003M + 6.000%), 09/27/24	500,717	0.1
1,494,888		MPH Acquisition Holdings LLC 2016 Term Loan B, 5.136%, (US0003M + 2.750%), 06/07/23	1,469,778	0.4
1,051,694		nThrive, Inc. 2016 1st Lien Term Loan, 6.845%, (US0001M + 4.500%), 10/20/22	1,055,420	0.3
673,200		Ortho-Clinical Diagnostics SA 2018 Term Loan B, 5.576%, (US0003M + 3.250%), 06/30/25	657,572	0.2
2,423,520		Parexel International Corporation Term Loan B, 5.095%, (US0001M + 2.750%), 09/27/24	2,360,508	0.7
1,027,923		Pearl Intermediate Parent LLC 2018 1st Lien Term Loan, 5.056%, (US0001M + 2.750%), 02/14/25	989,376	0.3
100,000		Pearl Intermediate Parent LLC 2018 2nd Lien Term Loan, 8.556%, (US0001M + 6.250%), 02/13/26	99,750	0.0
303,639	(1)	Pearl Intermediate Parent LLC 2018 Delayed Draw Term Loan, 5.057%, (US0001M + 2.750%), 02/14/25	292,253	0.1
990,025		PharMerica Corporation 1st Lien Term Loan, 5.807%, (US0001M + 3.500%), 12/06/24	985,075	0.3
599,325		Press Ganey Holdings, Inc. 2018 1st Lien Term Loan, 5.095%, (US0001M + 2.750%), 10/23/23	593,519	0.2
67,416		Press Ganey Holdings, Inc. 2nd Lien Term Loan, 8.845%, (US0001M + 6.500%), 10/21/24	67,753	0.0
1,313,311		Prospect Medical Holdings, Inc. 2018 Term Loan B, 7.875%, (US0001M + 5.500%), 02/22/24	1,318,236	0.4
1,040,000		RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 7.236%, (US0003M + 4.500%), 11/16/25	1,023,100	0.3
637,764		Select Medical Corporation 2017 Term Loan B, 4.811%, (US0001M + 1.500%), 03/06/25	634,974	0.2

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Health Care: (continued)
3,177,487	Sotera Health Holdings, LLC 2017 Term Loan, 5.345%, (US0001M + 3.000%), 05/15/22	$3,147,698	0.9
1,524,600	Surgery Center Holdings, Inc. 2017 Term Loan B, 5.600%, (US0001M + 3.250%), 09/02/24	1,506,018	0.4
1,674,500	Team Health Holdings, Inc. 1st Lien Term Loan, 5.095%, (US0001M + 2.750%), 02/06/24	1,565,658	0.5
518,437	Tecomet Inc. 2017 Repriced Term Loan, 5.815%, (US0001M + 3.500%), 05/01/24	513,901	0.1
993,802	U.S. Anesthesia Partners, Inc. 2017 Term Loan, 5.345%, (US0001M + 3.000%), 06/23/24	991,732	0.3
1,406,690	U.S. Renal Care, Inc. 2015 1st Lien Term Loan, 6.636%, (US0003M + 4.250%), 12/30/22	1,388,754	0.4
360,000	Universal Hospital Services, Inc. Delayed Draw Term Loan, 5.736%, (US0003M + 3.000%), 10/18/25	359,100	0.1
2,472,310	Valeant Pharmaceuticals International, Inc. 2018 Term Loan B, 5.314%, (US0001M + 3.000%), 06/02/25	2,450,677	0.7
371,017	Vizient, Inc. 1st Lien Term Loan B, 5.087%, (US0001M + 2.750%), 02/13/23	370,360	0.1
496,250	Wink Holdco, Inc 1st Lien Term Loan B, 5.345%, (US0001M + 3.000%), 12/02/24	490,047	0.1
295,000	Wink Holdco, Inc 2nd Lien Term Loan B, 9.100%, (US0001M + 6.750%), 11/03/25	290,575	0.1
		56,764,557	16.2

	Home Furnishings: 0.8%
2,844,063	Prime Security Services Borrower, LLC 2016 1st Lien Term Loan, 5.095%, (US0001M + 2.750%), 05/02/22	2,818,668	0.8

	Industrial Equipment: 3.5%
930,812	Accudyne Industries, LLC 2017 Term Loan, 5.345%, (US0001M + 3.000%), 08/18/24	919,176	0.3
420,000	AI Alpine AT Bidco GmbH 2018 USD Term Loan B, 5.986%, (US0003M + 3.250%), 09/30/25	414,750	0.1

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Industrial Equipment: (continued)
	2,988,950	Cortes NP Acquisition Corporation 2017 Term Loan B, 6.707%, (US0003M + 4.000%), 11/30/23	$2,906,754	0.8
	365,000	CPM Holdings, Inc. 2018 1st Lien Term Loan, 6.057%, (US0001M + 3.750%), 11/15/25	366,825	0.1
	778,909	EWT Holdings III Corp. 2017 Repriced Term Loan, 5.345%, (US0001M + 3.000%), 12/20/24	775,988	0.2
	558,999	ExGen Renewables IV, LLC Term Loan B, 5.710%, (US0003M + 3.000%), 11/28/24	539,434	0.2
	582,075	Filtration Group Corporation 2018 1st Lien Term Loan, 5.345%, (US0001M + 3.000%), 03/29/25	579,074	0.2
EUR	1,980,000	Gardner Denver, Inc. 2017 EUR Term Loan B, 3.000%, (EUR001M + 3.000%), 07/30/24	2,242,959	0.6
	1,512,290	Gardner Denver, Inc. 2017 USD Term Loan B, 5.095%, (US0001M + 2.750%), 07/30/24	1,507,024	0.4
	783,033	Kenan Advantage Group, Inc. 2015 Term Loan, 5.345%, (US0001M + 3.000%), 07/31/22	775,938	0.2
	238,120	Kenan Advantage Group, Inc. CAD Term Loan B, 5.345%, (US0001M + 3.000%), 07/31/22	235,962	0.1
	368,150	Robertshaw US Holding Corp 2018 1st Lien Term Loan, 5.875%, (US0001M + 3.500%), 02/28/25	357,106	0.1
	298,500	Safe Fleet Holdings LLC 2018 1st Lien Term Loan, 5.320%, (US0001M + 3.000%), 02/01/25	295,515	0.1
	100,000	Safe Fleet Holdings LLC 2018 2nd Lien Term Loan, 9.070%, (US0001M + 6.750%), 02/01/26	99,125	0.0
	214,463	Shape Technologies Group, Inc. Term Loan, 5.300%, (US0001M + 3.000%), 04/20/25	211,782	0.1
			12,227,412	3.5

		Insurance: 9.2%
	455,000	Achilles Acquisition LLC 2018 Term Loan, 6.375%, (US0001M + 4.000%), 10/03/25	453,294	0.1
	3,769,107	Acrisure, LLC 2017 Term Loan B, 6.595%, (US0001M + 4.250%), 11/22/23	3,740,838	1.1

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Insurance: (continued)
219,450	Acrisure, LLC 2018 Term Loan B, 6.095%, (US0001M + 3.750%), 11/22/23	$217,162	0.1
654,213	Alera Group Holdings, Inc. 2018 Term Loan B, 6.845%, (US0001M + 4.500%), 07/25/25	655,030	0.2
2,713,822	Alliant Holdings I, Inc. 2018 Term Loan B, 5.057%, (US0001M + 2.750%), 05/09/25	2,668,968	0.8
2,033,775	AmWINS Group, Inc. 2017 Term Loan B, 5.088%, (US0001M + 2.750%), 01/25/24	2,017,796	0.6
1,366,200	Applied Systems, Inc. 2017 1st Lien Term Loan, 5.386%, (US0003M + 3.000%), 09/19/24	1,364,492	0.4
340,000	Applied Systems, Inc. 2017 2nd Lien Term Loan, 9.386%, (US0003M + 7.000%), 09/19/25	343,740	0.1
425,000	Aretec Group, Inc. 2018 Term Loan, 6.595%, (US0001M + 4.250%), 10/01/25	423,141	0.1
2,611,409	AssuredPartners, Inc. 2017 1st Lien Add-On Term Loan, 5.595%, (US0001M + 3.250%), 10/22/24	2,571,585	0.7
1,264,000	CCC Information Services, Inc. 2017 1st Lien Term Loan, 5.350%, (US0001M + 3.000%), 04/26/24	1,251,754	0.4
150,000	CCC Information Services, Inc. 2017 2nd Lien Term Loan, 9.095%, (US0001M + 6.750%), 04/27/25	150,375	0.0
425,970	CH Hold Corp. 1st Lien Term Loan, 5.345%, (US0001M + 3.000%), 02/01/24	424,373	0.1
3,017,438	Hub International Limited 2018 Term Loan B, 5.490%, (US0003M + 2.750%), 04/25/25	2,971,757	0.9
2,616,688	NFP Corp. Term Loan B, 5.345%, (US0001M + 3.000%), 01/08/24	2,568,279	0.7
1,475,000	Sedgwick Claims Management Services, Inc. 2018 Term Loan B, 5.986%, (US0003M + 3.250%), 12/31/25	1,460,250	0.4
447,662	Sedgwick, Inc. 1st Lien Term Loan, 5.095%, (US0001M + 2.750%), 03/01/21	446,310	0.1
4,125,000	Sedgwick, Inc. 2nd Lien Term Loan, 8.095%, (US0001M + 5.750%), 02/28/22	4,127,578	1.2

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Insurance: (continued)
	1,881,000	USI, Inc. 2017 Repriced Term Loan, 5.386%, (US0003M + 3.000%), 05/16/24	$1,839,148	0.5
	1,995,000	Vertafore, Inc. 2018 1st Lien Term Loan, 5.595%, (US0001M + 3.250%), 07/02/25	1,965,787	0.6
	495,000	Vertafore, Inc. 2018 2nd Lien Term Loan, 9.595%, (US0001M + 7.250%), 07/02/26	491,597	0.1
			32,153,254	9.2

		Internet: 0.4%
	1,396,500	Shutterfly, Inc., 5.100%, (US0001M + 2.750%), 08/17/24	1,382,535	0.4

		Leisure Good/Activities/Movies: 6.1%
	503,738	Airxcel, Inc. 2018 1st Lien Term Loan, 6.845%, (US0001M + 4.500%), 04/28/25	486,736	0.1
	215,000	Airxcel, Inc. 2018 2nd Lien Term Loan, 11.095%, (US0001M + 8.750%), 04/27/26	206,400	0.1
	900,927	ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 5.136%, (US0003M + 2.750%), 09/18/24	874,368	0.3
	2,068,605	Equinox Holdings, Inc. 2017 1st Lien Term Loan, 5.345%, (US0001M + 3.000%), 03/08/24	2,053,091	0.6
	519,915	Equinox Holdings, Inc. 2017 2nd Lien Term Loan, 9.345%, (US0001M + 7.000%), 09/06/24	529,988	0.2
	3,782,911	Fitness International, LLC 2018 Term Loan B, 5.595%, (US0001M + 3.250%), 04/18/25	3,756,431	1.1
EUR	997,500	Fluidra Finco SLU 2018 EUR Term Loan B, 2.750%, (EUR001M + 2.750%), 07/02/25	1,134,634	0.3
EUR	1,000,000	Fugue Finance B.V. EUR Term Loan, 3.250%, (EUR003M + 3.250%), 09/01/24	1,129,623	0.3
EUR	1,000,000	GVC Holdings PLC 2018 EUR Term Loan B2, 2.750%, (EUR003M + 2.750%), 03/29/24	1,132,631	0.3
	776,100	GVC Holdings PLC 2018 USD Term Loan B2, 4.845%, (US0001M + 2.500%), 03/29/24	772,220	0.2

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Leisure Good/Activities/Movies: (continued)
	1,637,241	Kingpin Intermediate Holdings LLC 2018 Term Loan B, 5.840%, (US0001M + 3.500%), 07/03/24	$1,631,060	0.5
	2,091,692	Life Time, Inc. 2017 Term Loan B, 5.456%, (US0003M + 2.750%), 06/10/22	2,066,635	0.6
	680,000	NEP/NCP Holdco, Inc. 2018 1st Lien Term Loan, 5.595%, (US0001M + 3.250%), 10/20/25	677,166	0.2
	520,000	NEP/NCP Holdco, Inc. 2018 2nd Lien Term Loan, 9.345%, (US0001M + 7.000%), 10/19/26	513,500	0.2
	440,522	SRAM, LLC 2018 Term Loan B, 5.210%, (US0002M + 1.750%), 03/15/24	439,416	0.1
EUR	1,000,000	Thor Industries, Inc. EUR Term Loan B, 4.000%, (EUR003M + 4.000%), 10/30/25	1,121,487	0.3
	1,545,000	Thor Industries, Inc. USD Term Loan B, 6.486%, (US0003M + 3.750%), 10/30/25	1,528,584	0.4
	140,000	WeddingWire, Inc. 2nd Lien Term Loan, 10.986%, (US0003M + 8.250%), 11/08/26	139,650	0.0
	385,000	WeddingWire, Inc. Term Loan, 7.236%, (US0003M + 4.500%), 11/08/25	384,038	0.1
	589,333	Winnebago Industries, Inc. 2017 Term Loan, 5.824%, (US0003M + 3.500%), 11/08/23	582,703	0.2
			21,160,361	6.1

		Leisure Time: 0.4%
	1,451,363	24 Hour Fitness Worldwide, Inc. 2018 Term Loan B, 5.845%, (US0001M + 3.500%), 05/30/25	1,443,199	0.4

		Lodging & Casinos: 5.2%
	296,250	Belmond Interfin Ltd. Dollar Term Loan, 5.095%, (US0001M + 2.750%), 07/03/24	294,213	0.1
	4,079,175	Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 5.095%, (US0001M + 2.750%), 12/22/24	4,014,928	1.2
	305,656	CBAC Borrower, LLC 2017 Term Loan B, 6.345%, (US0001M + 4.000%), 07/05/24	305,274	0.1
	1,441,750	Everi Payments Inc. Term Loan B, 5.345%, (US0001M + 3.000%), 05/09/24	1,439,588	0.4

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Lodging & Casinos: (continued)
1,692,213	Golden Entertainment, Inc. 2017 1st Lien Term Loan, 5.350%, (US0001M + 3.000%), 10/21/24	$1,679,521	0.5
475,000	Golden Entertainment, Inc. 2017 2nd Lien Term Loan, 9.350%, (US0001M + 7.000%), 10/20/25	472,625	0.1
4,336,995	Scientific Games International, Inc. 2018 Term Loan B5, 5.216%, (US0002M + 2.750%), 08/14/24	4,239,413	1.2
4,209,450	Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan, 5.886%, (US0003M + 3.500%), 07/10/25	4,200,901	1.2
1,569,887	Station Casinos LLC 2016 Term Loan B, 4.850%, (US0001M + 2.500%), 06/08/23	1,555,932	0.4
		18,202,395	5.2

	Nonferrous Metals/Minerals: 0.8%
2,838,405	Covia Holdings Corporation Term Loan, 6.136%, (US0003M + 3.750%), 06/01/25	2,270,724	0.7
534,806	U.S. Silica Company 2018 Term Loan B, 6.375%, (US0001M + 4.000%), 05/01/25	475,866	0.1
		2,746,590	0.8

	Oil & Gas: 2.4%
513,713	Brazos Delaware II, LLC Term Loan B, 6.303%, (US0001M + 4.000%), 05/21/25	500,655	0.1
620,000	Encino Acquisition Partners Holdings, LLC 2018 2nd Lien Term Loan, 9.095%, (US0001M + 6.750%), 09/21/25	624,650	0.2
724,525	Glass Mountain Pipeline Holdings, LLC Term Loan B, 6.820%, (US0001M + 4.500%), 12/23/24	722,714	0.2
1,010,000	Grizzly Acquisitions Inc. 2018 Term Loan B, 5.646%, (US0003M + 3.250%), 10/01/25	1,001,794	0.3
1,869,730	HGIM Corp. 2018 Exit Term Loan, 8.508%, (US0006M + 6.000%), 07/03/23	1,873,236	0.5
950,225	McDermott Technology Americas Inc 2018 1st Lien Term Loan, 7.345%, (US0001M + 5.000%), 05/10/25	917,363	0.3

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Oil & Gas: (continued)
1,354,763	Medallion Midland Acquisition, LLC 1st Lien Term Loan, 5.595%, (US0001M + 3.250%), 10/30/24	$1,312,708	0.4
349,532	MEG Energy Corp. 2017 Term Loan B, 5.850%, (US0001M + 3.500%), 12/31/23	348,440	0.1
200,000	Moda Ingleside Energy Center, LLC 2018 Term Loan B, 5.595%, (US0001M + 3.250%), 09/29/25	200,750	0.1
903,175	Navitas Midstream Midland Basin, LLC Term Loan B, 6.806%, (US0001M + 4.500%), 12/13/24	896,401	0.2
		8,398,711	2.4

	Publishing: 0.6%
268,879	Meredith Corporation 2018 Term Loan B, 5.095%, (US0001M + 2.750%), 01/31/25	268,140	0.1
978,831	Merrill Communications, LLC 2015 Term Loan, 7.777%, (US0003M + 5.250%), 06/01/22	983,725	0.3
753,612	Tribune Media Company Term Loan C, 5.345%, (US0001M + 3.000%), 01/27/24	752,664	0.2
180,814	Tribune Media Company Term Loan, 5.345%, (US0001M + 3.000%), 12/27/20	180,700	0.0
		2,185,229	0.6

	Radio & Television: 2.3%
2,146,763	A-L Parent LLC 2016 1st Lien Term Loan, 5.600%, (US0001M + 3.250%), 12/01/23	2,141,396	0.6
1,911,197	CBS Radio Inc. 2017 Term Loan B, 5.065%, (US0001M + 2.750%), 11/18/24	1,892,085	0.5
1,830,857	Cumulus Media New Holdings Inc. Exit Term Loan, 6.850%, (US0001M + 4.500%), 05/15/22	1,767,921	0.5
400	Mission Broadcasting, Inc. 2018 Term Loan B3, 4.565%, (US0001M + 2.250%), 01/17/24	396	0.0
2,527,274	Univision Communications Inc. Term Loan C5, 5.095%, (US0001M + 2.750%), 03/15/24	2,362,099	0.7
		8,163,897	2.3

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Retailers (Except Food & Drug): 6.2%
	1,160,729	Abercrombie & Fitch Management Co. 2018 Term Loan B1, 5.810%, (US0001M + 3.500%), 08/07/21	$1,161,455	0.3
	494,508	Academy, Ltd. 2015 Term Loan B, 6.304%, (US0001M + 4.000%), 07/01/22	363,772	0.1
	932,142	Ascena Retail Group, Inc. 2015 Term Loan B, 6.875%, (US0001M + 4.500%), 08/21/22	890,972	0.3
	1,065,000	Bass Pro Group, LLC Term Loan B, 7.345%, (US0001M + 5.000%), 09/25/24	1,053,463	0.3
	1,939,706	Belk, Inc. TL B 1L, 7.365%, (US0003M + 4.750%), 12/12/22	1,563,403	0.4
	2,934,964	BJs Wholesale Club, Inc. 2017 1st Lien Term Loan, 5.318%, (US0001M + 3.000%), 02/03/24	2,925,793	0.8
	88,195	General Nutrition Centers, Inc. 2018 Term Loan B, 11.600%, (US0001M + 9.250%), 03/04/21	86,719	0.0
	314,279	General Nutrition Centers, Inc. FILO Term Loan, 9.345%, (US0001M + 7.000%), 12/31/22	320,172	0.1
	2,503,746	Jo-Ann Stores, Inc. 2016 Term Loan, 7.477%, (US0003M + 5.000%), 10/20/23	2,466,190	0.7
	250,000	Jo-Ann Stores, Inc. 2018 2nd Lien Term Loan, 11.727%, (US0003M + 9.250%), 05/21/24	246,875	0.1
	1,929,971	Leslies Poolmart, Inc. 2016 Term Loan, 5.845%, (US0001M + 3.500%), 08/16/23	1,909,866	0.5
	2,972,602	Mens Wearhouse, Inc. (The) 2018 Term Loan, 5.549%, (US0001M + 3.250%), 04/09/25	2,957,739	0.8
	174,895	National Vision, Inc. 2017 Repriced Term Loan, 4.845%, (US0001M + 2.500%), 11/20/24	174,457	0.1
	700,394	Party City Holdings Inc. 2018 Term Loan B, 5.100%, (US0001M + 2.500%), 08/19/22	694,995	0.2
EUR	2,090,000	Peer Holding III B.V. 2018 EUR Term Loan B, 3.250%, (EUR003M + 3.250%), 03/08/25	2,352,485	0.7
	2,579,562	Petco Animal Supplies, Inc. 2017 Term Loan B, 5.777%, (US0003M + 3.250%), 01/26/23	1,951,439	0.6

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Retailers (Except Food & Drug): (continued)
827,184	PetSmart, Inc., 5.320%, (US0001M + 3.000%), 03/11/22	$694,096	0.2
		21,813,891	6.2

	Steel: 0.5%
1,802,188	GrafTech Finance, Inc. 2018 Term Loan B, 5.845%, (US0001M + 3.500%), 02/12/25	1,781,868	0.5

	Surface Transport: 1.4%
384,150	AI Mistral Holdco Limited 2017 Term Loan B, 5.345%, (US0001M + 3.000%), 03/09/24	377,427	0.1
2,436,588	Navistar International Corporation 2017 1st Lien Term Loan B, 5.820%, (US0001M + 3.500%), 11/06/24	2,431,990	0.7
749,516	PODS, LLC 2018 1st Lien Term Loan, 5.068%, (US0001M + 2.750%), 12/06/24	738,507	0.2
1,372,018	Savage Enterprises LLC 2018 1st Lien Term Loan B, 6.820%, (US0001M + 4.500%), 08/01/25	1,376,878	0.4
		4,924,802	1.4

	Telecommunications: 8.2%
743,576	Altice Financing SA 2017 USD Term Loan B, 5.053%, (US0001M + 2.750%), 07/15/25	722,817	0.2
1,296,900	Altice Financing SA USD 2017 1st Lien Term Loan, 5.053%, (US0001M + 2.750%), 01/31/26	1,255,393	0.4
1,010,000	Asurion LLC 2017 2nd Lien Term Loan, 8.845%, (US0001M + 6.500%), 08/04/25	1,032,725	0.3
1,832,027	Asurion LLC 2017 Term Loan B4, 5.345%, (US0001M + 3.000%), 08/04/22	1,820,005	0.5
3,980,025	Asurion LLC 2018 Term Loan B7, 5.345%, (US0001M + 3.000%), 11/03/24	3,941,884	1.1
2,014,775	Avaya, Inc. 2018 Term Loan B, 6.608%, (US0001M + 4.250%), 12/15/24	1,996,517	0.6
4,173,487	CenturyLink, Inc. 2017 Term Loan B, 5.095%, (US0001M + 2.750%), 01/31/25	4,063,933	1.2
636,336	Consolidated Communications, Inc. 2016 Term Loan B, 5.345%, (US0001M + 3.000%), 10/04/23	614,223	0.2

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Telecommunications: (continued)
	2,267,100	Flexential Intermediate Corporation 2017 1st Lien Term Loan, 5.886%, (US0003M + 3.500%), 08/01/24	$2,207,022	0.6
	1,484,149	Global Tel*Link Corporation 1st Lien Term Loan, 6.386%, (US0003M + 4.250%), 05/23/20	1,487,397	0.4
	850,000	Global Tel*Link Corporation 2nd Lien Term Loan, 10.636%, (US0003M + 8.250%), 11/23/20	850,531	0.3
EUR	997,500	GTT Communications, Inc. 2018 EUR Term Loan, 3.250%, (EUR001M + 3.250%), 05/31/25	1,115,507	0.3
	1,174,100	MTN Infrastructure TopCo Inc 1st Lien Term Loan B, 5.345%, (US0001M + 3.000%), 11/15/24	1,166,272	0.3
	1,480,025	Numericable Group SA USD Term Loan B12, 5.994%, (US0001M + 3.688%), 01/31/26	1,396,774	0.4
	1,177,195	Securus Technologies Holdings, Inc. 2017 1st Lien Term Loan, 6.845%, (US0001M + 4.500%), 11/01/24	1,168,366	0.3
	144,000	Securus Technologies Holdings, Inc. 2018 Delayed Draw Term Loan, 7.236%, (US0003M + 4.500%), 11/01/24	142,920	0.0
	1,300,000	Sprint Communications, Inc. 2018 Term Loan B, 5.736%, (US0003M + 3.000%), 02/02/24	1,291,469	0.4
	1,323,350	Syniverse Holdings, Inc. 2018 1st Lien Term Loan, 7.307%, (US0001M + 5.000%), 03/09/23	1,278,687	0.4
	465,000	Syniverse Holdings, Inc. 2018 2nd Lien Term Loan, 11.307%, (US0001M + 9.000%), 03/11/24	432,450	0.1
	664,668	Windstream Corporation Repriced Term Loan B6, 6.310%, (US0001M + 4.000%), 03/29/21	620,800	0.2
			28,605,692	8.2

		Utilities: 1.8%
	540,005	Helix Gen Funding, LLC Term Loan B, 6.095%, (US0001M + 3.750%), 06/02/24	499,505	0.2
	550,000	LMBE-MC Holdco II LLC Term Loan B, 6.736%, (US0003M + 4.000%), 11/14/25	548,625	0.2

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Utilities: (continued)
1,596,375	Longview Power LLC Term Loan B, 8.530%, (US0003M + 6.000%), 04/13/21	$1,377,871	0.4
485,596	MRP Generation Holdings, LLC Term Loan B, 9.386%, (US0003M + 7.000%), 10/18/22	468,600	0.1
841,854	Nautilus Power, LLC Term Loan B, 6.595%, (US0001M + 4.250%), 05/16/24	845,274	0.2
1,531,250	Southeast PowerGen, LLC Term Loan B, 5.850%, (US0001M + 3.500%), 12/02/21	1,494,883	0.4
655,000	Spade Facilities II, L.L.C. Term Loan, 6.486%, (US0003M + 3.750%), 11/15/25	656,638	0.2
304,773	TPF II Power, LLC Term Loan B, 6.095%, (US0001M + 3.750%), 10/02/23	303,249	0.1
		6,194,645	1.8

	Total Senior Loans
	(Cost $523,116,857)	510,868,204	146.0

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.5%
23,578	(2)	Cumulus Media, Inc. Class-A	266,431	0.1
42,798	(2)	Everyware Global, Inc.	64,197	0.0
4,398	(2)	Harvey Gulf International Marine LLC	184,716	0.0
19,651	(2)	Harvey Gulf International Marine LLC - Warrants	903,946	0.3
156,376	(2)	Longview Power LLC	131,669	0.1
57,894	(2)	Millennium Health, LLC	3,590	0.0
–	(2),(3)	Millennium Health, LLC- Corporate Claims Trust	–	0.0
111	(2)	Southcross Holdings GP LLC	–	0.0
111	(2)	Southcross Holdings LP- Class A	102,675	0.0
	Total Equities and Other Assets
	(Cost $4,002,634)		1,657,224	0.5

	Total Investments (Cost $527,119,491)		$512,525,428	146.5
	Liabilities in Excess of Other Assets		(162,586,940)	(46.5)
	Net Assets		$349,938,488	100.0

*	Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	All or a portion of this holding is subject to unfunded loan commitments.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

Reference Rate Abbreviations:
EUR001M	1-month EURIBOR
EUR001W	1-week EURIBOR
EUR003M	3-month EURIBOR
US0001M	1-month LIBOR
US0001W	1-week LIBOR
US0002M	2-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2018
Asset Table
Investments, at fair value
Senior Loans	$–	$510,868,204	$–	$510,868,204
Equities and Other Assets	266,431	1,390,793	–	1,657,224
Total Investments, at fair value	$266,431	$512,258,997	$–	$512,525,428
Other Financial Instruments+
Forward Foreign Currency Contracts	–	428,198	–	428,198
Total Assets	$266,431	$512,687,195	$–	$512,953,626

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and include open forward foreign currency contracts which are fair valued at the unrealized gain (loss) on the instrument.

At November 30, 2018, the following forward foreign currency contracts were outstanding for Voya Senior Income Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 42,552,432	EUR 37,185,000	State Street Bank & Trust Co.	12/12/18	$428,198
				$428,198

Currency Abbreviations
EUR	-	EU Euro
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2018 was as follows:

	Instrument Type	Fair Value
Derivatives not accounted for as hedging instruments

Asset Derivatives

Foreign exchange contracts	Forward foreign currency contracts	$428,198
Total Asset Derivatives		$428,198

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2018:

State Street Bank and Trust Co.
Assets:
Forward foreign currency contracts	$428,198
Total Assets	$428,198

Net OTC derivative instruments by counterparty, at fair value	$428,198

Total collateral pledged by the Fund/(Received from counterparty)	$-

Net Exposure(1)	$428,198

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

At November 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $529,494,511.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$962,830
Gross Unrealized Depreciation	(15,148,821)

Net Unrealized Depreciation	$(14,185,991)

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Senior Income Fund

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	January 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	January 25, 2019

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 25, 2019